Note 1 - Summary of Significant Accounting Policies (Details) - Net Sales and Corresponding End Application Information - Sales Revenue, Net [Member] - Customer Concentration Risk [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Samsung Electronics (Cellular/WiFi) [Member]
Concentration Risk [Line Items]
Net Sales, Amount	$ 22,479	$ 54,187	$ 34,372
Net Sales, Percent	26.00%	40.00%	31.00%
Huawei Technologies (Cellular) [Member]
Concentration Risk [Line Items]
Net Sales, Amount	$ 18,718	$ 15,731	$ 15,169
Net Sales, Percent	22.00%	12.00%	14.00%
Murata (WiFi) [Member]
Concentration Risk [Line Items]
Net Sales, Amount		$ 14,274
Net Sales, Percent		11.00%
ZTE Corporation (Cellular) [Member]
Concentration Risk [Line Items]
Net Sales, Amount			$ 12,818
Net Sales, Percent			11.00%